                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08299

                  Oppenheimer International Small Company Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 05/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  May 31, 2009 / Unaudited

                                                               Shares           Value
                                                            ------------   --------------
COMMON STOCKS--97.1%
CONSUMER DISCRETIONARY--7.5%
AUTO COMPONENTS--1.5%
Westport Innovations, Inc.(1, 2)                                 664,286   $    3,857,635
Westport Innovations, Inc., Legend Shares(1, 2)                1,835,714       10,660,341
                                                                           --------------
                                                                               14,517,976
                                                                           --------------
AUTOMOBILES--1.2%
Hero Honda Motors Ltd.                                           400,000       11,352,223
DIVERSIFIED CONSUMER SERVICES--2.4%
Educomp Solutions Ltd.                                           400,000       24,093,895
HOUSEHOLD DURABLES--1.8%
Gafisa SA                                                      2,000,000       18,194,755
MULTILINE RETAIL--0.6%
Don Quijote Co. Ltd.                                             342,500        5,985,123
CONSUMER STAPLES--3.6%
FOOD PRODUCTS--3.6%
Agriterra Ltd.(1, 2)                                          40,000,000        2,670,115
China Vanguard Group Ltd.(2)                                 133,000,000        6,090,490
SLC Agricola SA                                                1,250,000       10,037,609
Viterra, Inc.(2)                                               2,000,000       16,945,271
                                                                           --------------
                                                                               35,743,485
                                                                           --------------
ENERGY--25.5%
ENERGY EQUIPMENT & SERVICES--1.1%
Wellstream Holdings plc                                        1,250,000       10,664,854
OIL, GAS & CONSUMABLE FUELS--24.4%
Addax Petroleum Corp.(3)                                         500,000       16,441,493
Addax Petroleum Corp.                                          1,000,000       32,882,986
Aquila Resources Ltd.(2)                                       1,000,000        3,853,671
Calvalley Petroleum, Inc., Cl. A(1, 2)                         9,000,000       13,354,706
DNO International ASA(2)                                      15,000,000       19,346,395
Felix Resources Ltd.                                           2,000,000       19,140,348
Heritage Oil Ltd.(2)                                           3,000,000       25,432,882
Nido Petroleum Ltd.(1, 2)                                     86,000,000       10,675,957
Niko Resources Ltd.                                              350,000       24,528,051
Pacific Rubiales Energy Corp.(2)                               2,080,928       13,780,728
Pacific Rubiales Energy Corp., Legend Shares(2, 4)             5,144,072       34,066,078
Pan Orient Energy Corp.(2)                                       225,000        1,259,217
Pan Orient Energy Corp., Legend Shares(2)                        775,000        4,337,303
Riversdale Mining Ltd.(2)                                      4,500,000       23,529,237
                                                                           --------------
                                                                              242,629,052
                                                                           --------------
FINANCIALS--17.6%
CAPITAL MARKETS--4.3%
Endeavour Financial Corp., Legend Shares(1, 2)                 5,500,000        8,765,743
Uranium Participation Corp.(1, 2)                              4,750,000       34,023,357
                                                                           --------------
                                                                               42,789,100
                                                                           --------------


                1 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  May 31, 2009 / Unaudited

                                                               Shares           Value
                                                            ------------   --------------
COMMON STOCKS CONTINUED
COMMERCIAL BANKS--6.0%
Canara Bank Ltd.                                               2,500,000   $   15,132,326
Indian Overseas Bank                                           3,000,000        5,836,945
Oriental Bank of Commerce                                      3,000,000       11,933,093
Punjab National Bank Ltd.(2)                                   1,250,000       17,796,880
Vozrozhdenie Bank                                                500,000        9,000,000
                                                                           --------------
                                                                               59,699,244
                                                                           --------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
Arques Industries AG(1, 2)                                     2,250,000        6,552,533
Osaka Securities Exchange Co. Ltd.                                 2,000        9,377,011
World Energy Solutions, Inc.(1, 2)                               600,000        3,572,246
                                                                           --------------
                                                                               19,501,790
                                                                           --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--5.3%
Guangzhou R&F Properties Co. Ltd.                             11,000,000       25,185,220
Kenedix, Inc.(2)                                                  30,000        9,281,877
Shui On Land Ltd.                                             27,500,000       17,917,347
                                                                           --------------
                                                                               52,384,444
                                                                           --------------
HEALTH CARE--0.0%
BIOTECHNOLOGY--0.0%
Norwood Immunology Ltd.(1, 4)                                 14,500,000          292,953
INDUSTRIALS--0.1%
CONSTRUCTION & ENGINEERING--0.1%
Baoye Group Co. Ltd.                                           2,234,000        1,374,592
INFORMATION TECHNOLOGY--8.8%
INTERNET SOFTWARE & SERVICES--7.8%
Opera Software ASA(1, 2)                                      18,000,000       77,671,135
SOFTWARE--1.0%

Enablence Technologies, Inc.(1, 2)                             6,000,000        3,297,458
Enablence Technologies, Inc., Legend Shares(1, 2)             11,000,000        6,045,340
                                                                           --------------
                                                                                9,342,798
                                                                           --------------
MATERIALS--29.4%
CHEMICALS--3.2%
Hanfeng Evergreen, Inc.(2)                                     2,500,000       16,945,271
Methanex Corp.                                                 1,250,000       14,953,057
                                                                           --------------
                                                                               31,898,328
                                                                           --------------
METALS & MINING--23.9%
Anvil Mining Ltd.(1, 2)                                        8,000,000       10,038,928
Centamin Egypt Ltd.(2)                                         5,000,000        7,052,897
Central African Mining & Exploration Co. plc(2)               65,000,000       12,247,883
Equinox Minerals Ltd.(2)                                      11,000,000       27,204,030
First Quantum Minerals Ltd.                                      400,000       17,820,930
Franco-Nevada Corp.                                              600,000       16,679,643
Ivernia, Inc.(1, 2)                                           13,300,000        2,314,632
Ivernia, Inc., Legend Shares(1, 2, 4)                          3,200,000          556,904
Lundin Mining Corp.(2)                                         7,000,000       16,862,835


                2 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  May 31, 2009 / Unaudited

                                                               Shares           Value
                                                            ------------   --------------
COMMON STOCKS CONTINUED
METALS & MINING CONTINUED
MagIndustries Corp.(2)                                         9,000,000   $    3,874,513
Mirabela Nickel Ltd.(2)                                        6,000,000       13,134,875
Northern Iron Ltd.(2)                                          6,000,000        6,222,970
Red Back Mining, Inc.(2)                                       1,750,000       16,750,630
Sino Gold Mining Ltd.(2)                                       4,500,000       23,498,318
Teck Resources Ltd. CL. B                                      1,250,000       19,787,500
Thompson Creek Metals Co.(2)                                   2,750,000       25,919,395
Western Areas NL(2)                                            4,401,708       16,815,751
                                                                           --------------
                                                                              236,782,634
                                                                           --------------
PAPER & FOREST PRODUCTS--2.3%
Sino-Forest Corp.(2)                                           2,000,000       23,265,400
TELECOMMUNICATION SERVICES--1.0%
WIRELESS TELECOMMUNICATION SERVICES--1.0%
LG Telecom Ltd.                                                1,500,000       10,110,748
UTILITIES--3.6%
ELECTRIC UTILITIES--0.7%
EOS Russia AB(2)                                               1,700,000        7,304,851
ENERGY TRADERS--1.5%
GVK Power & Infrastructure Ltd.(2)                            15,000,000       14,643,183
GAS UTILITIES--1.4%
Xinao Gas Holdings Ltd.                                        9,000,000       14,032,318
                                                                           --------------
Total Common Stocks (Cost $1,066,420,667)                                     964,274,881
                                                                           --------------

                                                              Principal
                                                               Amount
                                                            ------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.6%
Ivernia, Inc., 8% Cv. Sr. Nts., 4/27/13(1, 4)
   (Cost $5,000,000)                                        $  5,000,000        5,932,927

                                                                Units
                                                            ------------
RIGHTS, WARRANTS AND CERTIFICATES--0.5%
Endeavour Financial Corp. Wts., Strike Price 2.50CAD,
   Exp. 2/4/14(1, 2)                                           2,750,000        1,460,957
Pacific Rubiales Energy Corp. Wts.,
   Strike Price 7.80CAD, Exp. 7/12/12(2, 4)                    1,999,953        3,663,756
                                                                           --------------
Total Rights, Warrants and Certificates (Cost $1,808,930)                       5,124,713


                3 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  May 31, 2009 / Unaudited

                                                               Shares
                                                            ------------
INVESTMENT COMPANIES--4.0%
iShares MSCI Taiwan Index Fund                                 1,250,000       14,100,000
JPMorgan U.S. Treasury Plus Money Market Fund,
   Agency Shares, 0.09%(5)                                       934,412          934,412
Oppenheimer Institutional Money Market Fund,
   Cl. E, 0.60%(1, 5)                                         24,221,857       24,221,857
                                                                           --------------
Total Investment Companies (Cost $38,729,394)                                  39,256,269

                                                                                Value
                                                                           --------------
Total Investments, at Value (Cost $1,111,958,991)                  102.2%  $1,014,588,790
Liabilities in Excess of Other Assets                               (2.2)     (21,664,039)
                                                            ------------   --------------
Net Assets                                                         100.0%  $  992,924,751
                                                            ------------   --------------

Footnotes to Statement of Investments

Strike price is reported in U.S. Dollars, except for those denoted in the following currency:

CAD                                            Canadian Dollar

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                     PRINCIPAL/ UNITS/                                     PRINCIPAL/ UNITS/
                                                          SHARES              GROSS           GROSS              SHARES
                                                      AUGUST 31, 2008       ADDITIONS       REDUCTIONS        MAY 31, 2009
                                                     -----------------   --------------   --------------   -----------------
Agriterra Ltd.                                                   --       40,000,000               --          40,000,000
Anvil Mining Ltd.                                         5,000,000        3,000,000               --           8,000,000
Arques Industries AG                                      2,250,000               --               --           2,250,000
Azure Dynamics Corp., Legend Shares                      20,549,500               --       20,549,500                  --
Calvalley Petroleum, Inc., Cl. A                          9,000,000               --               --           9,000,000
Canoro Resources Ltd.                                     1,800,000               --        1,800,000                  --
Canoro Resources Ltd., Legend Shares                      7,200,000               --        7,200,000                  --
China Vanguard Group Ltd.(a)                            165,000,000               --       32,000,000         133,000,000
China Vanguard Group Ltd. Wts., Exp. 11/2/08             22,000,000               --       22,000,000                  --
Culane Energy Corp.                                       1,750,000               --        1,750,000                  --


                4 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  May 31, 2009 / Unaudited

Enablence Technologies, Inc.                              2,900,000        6,000,000        2,900,000           6,000,000
Enablence Technologies, Inc., Legend Shares              12,000,000               --        1,000,000          11,000,000
Endeavour Financial Corp., Legend Shares                         --        5,500,000(b)            --           5,500,000
Endeavour Financial Corp. Wts., Strike Price
    2.50CAD, Exp. 2/4/14                                         --        2,750,000(b)            --           2,750,000
Funai Zaisan Consultants Co. Ltd.                            10,000               --           10,000                  --
Gulf Keystone Petroleum Ltd.                             21,500,000               --       21,500,000                  --
Ivernia, Inc.                                            11,945,000        1,355,000               --          13,300,000
Ivernia, Inc., 8% Cv. Sr. Nts., 4/27/13                          --        5,000,000               --           5,000,000
Ivernia, Inc., Legend Shares                              3,200,000               --               --           3,200,000
Nido Petroleum Ltd.                                      86,000,000               --               --          86,000,000
Norwood Immunology Ltd.                                  14,500,000               --               --          14,500,000
Opera Software ASA                                       18,000,000           46,000           46,000          18,000,000
Oppenheimer Institutional Money Market Fund, Cl. E               --      345,086,308      320,864,451          24,221,857
Petrolifera Petroleum Ltd.                                4,500,000               --        4,500,000                  --
Shinwa Art Auction Co. Ltd.                                   3,229               --            3,229                  --
Travelsky Technology Ltd., Cl. H                         60,000,000               --       60,000,000                  --
Uranium Participation Corp.                               3,976,300        1,886,200        1,112,500           4,750,000
WesternZagros Resources Ltd.                             12,884,800               --       12,884,800                  --
Westport Innovations, Inc.                                  564,286          100,001                1(b)          664,286
Westport Innovations, Inc., Legend Shares                 1,935,714               --          100,000           1,835,714
World Energy Solutions, Inc.                              6,000,000               --        5,400,000(b)          600,000

                                                                                  REALIZED
                                                         VALUE        INCOME        LOSS
                                                     ------------    --------   ------------
Agriterra Ltd.                                       $  2,670,115    $     --   $         --
Anvil Mining Ltd.                                      10,038,928          --             --
Arques Industries AG                                    6,552,533          --             --
Azure Dynamics Corp., Legend Shares                            --          --     15,333,979
Calvalley Petroleum, Inc., Cl. A                       13,354,706          --             --
Canoro Resources Ltd.                                          --          --      2,977,193
Canoro Resources Ltd., Legend Shares                           --          --     11,955,445
China Vanguard Group Ltd.(a)                                   --(c)       --      4,633,178
China Vanguard Group Ltd. Wts., Exp. 11/2/08                   --          --             --
Culane Energy Corp.                                            --          --     12,008,345


                5 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  May 31, 2009 / Unaudited

Enablence Technologies, Inc.                            3,297,458          --      3,002,431
Enablence Technologies, Inc., Legend Shares             6,045,340          --        852,609
Endeavour Financial Corp., Legend Shares                8,765,743          --             --
Endeavour Financial Corp. Wts.,
   Strike Price 2.50CAD, Exp. 2/4/14                    1,460,957          --             --
Funai Zaisan Consultants Co. Ltd.                              --       6,908     19,584,999
Gulf Keystone Petroleum Ltd.                                   --          --     25,630,442
Ivernia, Inc.                                           2,314,632          --             --
Ivernia, Inc., 8% Cv. Sr. Nts., 4/27/13                 5,932,927      72,329             --
Ivernia, Inc., Legend Shares                              556,904          --             --
Nido Petroleum Ltd.                                    10,675,957          --             --
Norwood Immunology Ltd.                                   292,953     214,244             --
Opera Software ASA                                     77,671,135          --         45,773
Oppenheimer Institutional Money Market Fund, Cl. E     24,221,857      94,708             --
Petrolifera Petroleum Ltd.                                     --          --     60,914,646
Shinwa Art Auction Co. Ltd.                                    --          --      4,141,224
Travelsky Technology Ltd., Cl. H                               --          --      7,660,574
Uranium Participation Corp.                            34,023,357          --      4,218,792
WesternZagros Resources Ltd.                                   --          --     41,300,209
Westport Innovations, Inc.                              3,857,635           8             --
Westport Innovations, Inc., Legend Shares              10,660,341          --        536,417
World Energy Solutions, Inc.                            3,572,246          --             --
                                                     ------------    --------   ------------
                                                     $225,965,724    $388,197   $214,796,256
                                                     ============    ========   ============

(a.)   No longer an affiliate as of May 31, 2009.

(b.)   All or a portion is the result of a corporate action.

(c.) The security is no longer an affiliate, therefore, the value has been excluded from this table.

(2.)   Non-income producing security.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $16,441,493 or 1.66% of the Fund's net assets as of May 31, 2009.

(4.) Illiquid security. The aggregate value of illiquid securities as of May 31, 2009 was $44,512,618, which represents 4.48% of the Fund's net assets. See accompanying Notes.

(5.)   Rate shown is the 7-day yield as of May 31, 2009.


                6 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  May 31, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investment was determined based on the following inputs as of May 31, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
--------------------------------------------   --------------   ---------------
Level 1--Quoted Prices                         $  758,114,510       $     --
Level 2--Other Significant Observable Inputs      256,474,280        (36,683)
Level 3--Significant Unobservable Inputs                   --             --
                                               --------------       --------
         Total                                 $1,014,588,790       $(36,683)
                                               ==============       ========

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MAY 31, 2009 ARE AS FOLLOWS:


                7 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  May 31, 2009 / Unaudited

                                             CONTRACT
COUNTERPARTY/CONTRACT                         AMOUNT        EXPIRATION                    UNREALIZED     UNREALIZED
DESCRIPTION                    BUY/SELL       (000S)           DATE           VALUE     APPRECIATION    DEPRECIATION
----------------------------   --------   -------------   -------------   -----------   ------------    ------------
BANK OF NEW YORK (THE)
Japanese Yen (JPY)                Buy     1,535,101 JPY          6/1/09   $16,111,470     $    --          $31,174
BROWN BROTHERS HARRIMAN:
Australian Dollar (AUD)          Sell           840 AUD   6/1/09-6/2/09       673,015          --           13,085
Canadian Dollar (CAD)             Buy            36 CAD          6/1/09        32,989         877                -
Japanese Yen (JPY)                Buy       151,132 JPY          6/2/09     1,586,186      23,480                -
                                                                                          -------          -------
                                                                                           24,357           13,085
                                                                                          -------          -------
DEUTSCHE BANK CAPITAL CORP.
Hong Kong Dollar (HKD)            Buy         3,741 HKD          6/1/09       482,556           3               --
RBS GREENWICH CAPITAL:
British Pound Sterling (GBP)     Sell           165 GBP          6/1/09       266,755          --            1,602
Canadian Dollar (CAD)            Sell           595 CAD         6/15/09       545,049          --           15,182
                                                                                          -------          -------
                                                                                               --           16,784
                                                                                          -------          -------
Total unrealized
   appreciation and
   depreciation                                                                           $24,360          $61,043
                                                                                          =======          =======

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings            Value        Percent
------------------------   --------------   -------
Canada                     $  467,055,443     46.0%
Australia                     123,924,024     12.2
India                         100,788,545      9.9
Norway                         97,017,530      9.6
United States                  39,256,269      3.9
Cayman Islands                 30,349,508      3.0
Brazil                         28,232,364      2.8
China                          26,559,812      2.6
Japan                          24,644,011      2.4
United Kingdom                 23,205,690      2.3
Hong Kong                      17,917,347      1.8
Korea, Republic of South       10,110,748      1.0
Russia                          9,000,000      0.9
Sweden                          7,304,851      0.7
Germany                         6,552,533      0.6
                                2,670,115      0.3
                           --------------    -----
Total                      $1,014,588,790    100.0%
                           ==============    =====

NOTES TO STATEMENT OF INVESTMENTS


                8 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  May 31, 2009 / Unaudited

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.


                9 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  May 31, 2009 / Unaudited

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                10 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  May 31, 2009 / Unaudited

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

ILLIQUID SECURITIES


                11 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  May 31, 2009 / Unaudited

As of May 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,171,858,847
                                 ==============
Gross unrealized appreciation    $  237,111,282
Gross unrealized depreciation      (398,686,596)
                                 --------------
Net unrealized depreciation      $ (161,575,314)
                                 ==============


                12 | Oppenheimer International Small Company Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small
Company Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 07/13/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 07/13/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/13/2009